Consolidated Statements of Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cumulative Preferred Stock [Member]
Preferred stock, dividend rate	6.00%	6.00%	6.00%
Preferred stock, par value (in dollars per share)	$ 0.25	$ 0.25	$ 0.25
Cumulative Convertible Preferred Stock [Member]
Preferred stock, dividend rate	10.00%	10.00%	10.00%
Preferred stock, par value (in dollars per share)	$ 0.025	$ 0.025	$ 0.025
Participating Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	0.025	0.025	0.025
Series 2003 Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	0.025	0.025	0.025
Common Class A [Member]
Common Stock, Par Value (in dollars per share)	0.25	0.25	0.25
Common Class B [Member]
Common Stock, Par Value (in dollars per share)	$ 0.25	$ 0.25	$ 0.25
AOCI Attributable to Parent [Member]
Change in pension and postretirement benefits adjustment, tax	$ 3,774	$ 10,367	$ 2,179